RELATED PARTY TRANSACTIONS (Details) - USD ($)	9 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Related party transactions [abstract]
Management and directors salaries and fees	$ 1,141,292	$ 484,120
Share-based compensation	72,872	1,110,850
Key management personnel compensation	$ 1,214,164	$ 1,594,970